Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt
14.	Short-term borrowings and long-term debt
Short-term borrowings and long-term debt are comprised of the following:

	March 31, 2022
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,976,553	0.18%
Long-term debt
Long-term loans	693,603	0.70%	2022-2056
Unsecured bonds	189,608	0.25%	2022-2029
Unsecured zero coupon convertible bonds	26,495	—%	2022
Lease liabilities	465,349	2.10%

	1,375,055
Less — Portion due within one year	171,409

	1,203,646

	March 31, 2023
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,914,934	1.89%
Long-term debt
Long-term loans	1,074,060	1.70%	2023-2056
Unsecured bonds	349,332	0.30%	2023-2029
Lease liabilities	532,246	2.35%

	1,955,638
Less — Portion due within one year	187,942

	1,767,696

In
the Financial Services segment, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	March 31
	2022	2023
Securities	1,490,663	1,678,553
Housing loans in the banking business	782,175	829,659
In
addition to the above, in the Financial Services segment, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	March 31
	2022	2023
Securities	521,912	4,728
Furthermore
, in the Financial Services segment, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

	Yen in millions
	March 31
	2022	2023
Securities	21,271	80,328
On
July 21, 2015, Sony issued 120,000 million yen of 130% Callable Unsecured Zero Coupon Convertible Bonds due on September 28, 2022 (the “Zero Coupon Convertible Bonds”). The bondholders w
e
re entitled to convert the Zero Coupon Convertible Bonds into shares of common stock from September 1, 2015 to September 28, 2022, and the initial conversion price was 5,008 yen per share. The conversion price is subject to anti-dilution provisions, where the conversion price is adjusted in certain cases such as the issuance or disposal of the shares of Sony Group Corporation’s common stock at below market price, stock splits, bonus issues of shares, and dividends in excess of 25 yen per common share per fiscal year. In addition, an early redemption is triggered upon the occurrence of certain corporate events including a merger or corporate split, and the completion of a takeover bid resulting in the delisting of the shares of common stock of Sony Group Corporation. The conversion price is reduced for a certain period prior to the early redemption date, which is determined by a formula that is based on time to maturity and Sony’s common stock price, in order to compensate bondholders for the time value up to the original maturity date. The reduced conversion price ranged from 3,526.5 yen to 5,008 yen per share. The conversion price has been adjusted to 4,952.8 yen per common share since June 10, 2022 because the payment of the total annual dividend per common share for the fiscal year ended March 31, 2022 was 65 yen, which is in excess of 25 yen. At the early redemption date, the remaining Zero Coupon Convertible Bonds would be redeemed at 100% of the principal amount. The conversion right is bifurcated from the host contract and classified as equity.
Sony had the option to redeem all of the Zero Coupon Convertible Bonds outstanding at 100% of the principal amount on or after July 21, 2020, if the closing price per share of Sony Group Corporation’s common stock on the Tokyo Stock Exchange was 130% or more of the conversion price of the Zero Coupon
Convertible

Bonds
applicable on each trading day for 20 consecutive trading days. As the option is conside red
closely related to the host contract, Sony does not bifurcate the option from the host contract.
There

were no significant adverse debt covenants under the Zero Coupon Convertible Bonds.
Sony redeemed the Zero Coupon Convertible Bonds at maturity on September 30, 2022.
In August and October 2022, in order to enhance liquidity, Sony executed an approximate 1,175
m
illion U.S. dollar bank loan from a group of banks with three, five and ten-year
maturity terms for the purpose of covering the consideration for the acquisition of 100% of the equity interest in Ellation, a subsidiary of AT&T Inc., which operates the anime business “Crunchyroll,” in August 2021. This bank loan utilizes the co-financing
facility of Japan Bank for International Cooperation (“JBIC”), which aims to facilitate overseas mergers and acquisitions by Japanese companies. Approximately 60%, or 705 million
U.S. dollars, is from the JBIC and was borrowed in U.S. dollars in October 2022, and approximately 40%, or 70,000
m
illion yen (approximately 470
m
illion U.S. dollars) is from Japanese private banks and was borrowed in yen in August 2022.
In December 2022, Sony Group Corporation issued unsecured straight bonds in the total principal amount of 150,000
m
illion yen. Sony Group Corporation used all of the proceeds of the issued bonds for the repayment of CP by the end of December 2022.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.